Shareholder Report, Line Graph (Details) DFAH_The Asia Pacific Small Company Series_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The Asia Pacific Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name											The Asia Pacific Small Company Series
Accumulated Value	$ 16,412	$ 13,402	$ 13,322	$ 18,163	$ 13,133	$ 13,114	$ 12,457	$ 13,561	$ 11,669	$ 10,000	$ 20,547
MSCI Pacific ex Japan Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Pacific ex Japan Index (net div.)
Accumulated Value	17,543	13,953	13,273	16,790	12,856	14,187	12,200	13,003	10,970	10,000	$ 20,396
MSCI Pacific ex Japan Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Pacific ex Japan Small Cap Index (net div.)
Accumulated Value	$ 16,628	$ 13,410	$ 13,701	$ 18,051	$ 13,443	$ 13,052	$ 11,747	$ 12,908	$ 11,056	$ 10,000	$ 20,262